Preferred Stock (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 30, 2015	Nov. 20, 2015	Dec. 31, 2017	Dec. 31, 2016
Gain/Loss on settlement of debt				$ 624,966
Series A Preferred Stock
Convertible Preferred Stock, designated	3,500,000
Convertible Preferred Stock, authorized	3,550,000
Shares issued	3,381,520
Preferred stock at a fair value	$ 12,849,776
Convertible and promissory notes settle amount	1,487,000
Accrued interest settle amount	203,760
Gain/Loss on settlement of debt	$ 1,495,529
Series A Convertible Preferred Stock conversion description	each share of Series A Preferred Stock into 10 fully-paid and non-assessable share of common stock, par value $0.01 per share, of the Company.
Ownership percentage after conversion	4.99%
Series B Preferred Stock
Convertible Preferred Stock, designated		10,000
Convertible Preferred Stock, authorized		3,550,000
Series A Convertible Preferred Stock conversion description

Each holder of Series B Preferred Stock shall have the right at any time or from time to time from and after the day immediately following the date the Series B Preferred Stock is first issued, to convert each share of Series B Preferred Stock into 4,000 fully-paid and non-assessable share of common stock, par value $0.01 per share, of the Company.

Ownership percentage after conversion		4.99%